                                 [COVER IMAGE]

                                       AIM
                               MONEY MARKET FUND


[AIM LOGO APPEARS HERE]           ANNUAL REPORT                DECEMBER 31, 1998


                 INVEST WITH DISCIPLINE--Registered Trademark--

                       ANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Shareholder:

                    We are pleased to send you this report on AIM Money Market
  [PHOTO OF         Fund for the 1998 fiscal year, a year marked by dramatic
  Charles T.        reversals of market conditions and U.S. Federal Reserve
    Bauer,          Board (the Fed) policy.
 the Board of
   THE FUND         VOLATILITY LEADS TO FED RATE CUTS
APPEARS HERE]       Throughout the first half of the year, markets were
                    influenced by anticipation that the Fed would raise interest rates in light of the continued robust growth of the U.S.
                    economy. In late July testimony before Congress, Fed
                    Chairman Alan Greenspan intimated that the potential threat of inflation could lead the Fed to raise interest rates.
                        Market sentiment shifted over the summer amid myriad
                    financial troubles in Japan, Asia and Latin America;
                    Russia's effective default on its government debt; and the widely noted collapse of several hedge funds. In the fall, when the threat of a global credit crunch loomed, the Fed finally lowered interest rates to pump liquidity and confidence into the markets and demonstrate that it would intervene to forestall a recession in the United States.
    In an attempt to calm the nerves of investors who were shifting their money from equity markets to any security considered liquid--a worldwide flight to quality--the Fed cut the federal funds rate by 0.25% on September 29. Few people were assuaged by the action. Two weeks later, in an unusual inter-meeting move, the Fed lowered the federal funds rate and the discount rate by 0.25%, and a fierce market rally ensued. Both rates were lowered by 0.25% again in November. By the close of the fiscal year, markets were enjoying relative equilibrium.

FUND PROVIDES STEADY RETURNS
Continued volatility and market uncertainty led the Fund to maintain a weighted average maturity (WAM) in the 20- to 25-day range. At the end of the reporting period, the WAM stood at 19 days. This strategy produced competitive yields. As the fiscal year closed, seven-day yields for the Fund were 3.32% for Class B shares, 3.31% for Class C shares, and 4.07% for AIM Cash Reserve Shares. Total net assets in the Fund reached a record $1.5 billion during the reporting period, reflecting in part the merger of AIM Dollar Fund into the Fund.
    AIM Money Market Fund seeks to provide as high a level of current income as possible consistent with preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements, and U.S. Treasury and U.S. government agency securities. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
    At the close of the fiscal year, the consumer price index was on track to record its smallest annual increase since 1986, when the index rose just 1.1%. The U.S. economy exceeded many forecasts and grew by 5.6% during the fourth quarter. And while the Fed appears to have adopted a "wait and see" attitude as inflation sits at its lowest point in more than a decade, some analysts expect more rate cuts in the coming year with the U.S. economy slowing and world markets continuing to recover and stabilize.

AIM DOLLAR AND MONEY MARKET FUNDS MERGE
Effective December 21, 1998, AIM Dollar Fund merged into AIM Money Market Fund as follows: AIM Dollar Fund Class A shares merged into AIM Cash Reserve Shares; AIM Dollar Fund Class B shares merged into AIM Money Market Fund Class B shares; and AIM Dollar Fund Advisor Class shares merged into AIM Cash Reserve Shares. Additionally, AIM Money Market Fund Class A shares were reclassified as AIM Cash Reserve Shares.

    As always, please feel free to contact our Client Services department at 800-959-4246 if you have any questions or comments concerning this report on your Fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463. Or visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman
AIM Advisors, Inc.

                        ---------------------------------

                              SOME ANALYSTS EXPECT

                              MORE RATE CUTS IN THE

                              COMING YEAR WITH THE

                              U.S. ECONOMY SLOWING

                                AND WORLD MARKETS

                              CONTINUING TO RECOVER

                                 AND STABILIZE.

                        ---------------------------------

SCHEDULE OF INVESTMENTS

December 31, 1998

                                           PAR
                             MATURITY     (000)         VALUE
BANK NOTES-1.32%

BANKS-DOMESTIC-1.32%

Harris Trust & Savings Bank
  5.64%(a)                   02/01/99    $ 10,000   $   10,000,000
------------------------------------------------------------------
Wachovia Bank, N.A.
  5.50% (a)                  01/29/99      10,000       10,000,000
------------------------------------------------------------------
    Total Bank Notes                                    20,000,000
------------------------------------------------------------------

COMMERCIAL PAPER-31.51%(B)

ASSET-BACKED
  SECURITIES-15.06%

Centric Capital Corp.
  5.12%                      01/13/99       9,800        9,783,275
------------------------------------------------------------------
  5.06%                      03/05/99      25,000       24,778,625
------------------------------------------------------------------
Ciesco L.P.
  5.35%                      01/11/99       5,000        4,992,570
------------------------------------------------------------------
Corporate Asset Funding Co.
  5.20%                      02/17/99      14,000       13,904,955
------------------------------------------------------------------
Delaware Funding Corp.
  5.15%                      03/11/99      14,000       13,861,808
------------------------------------------------------------------
Edison Asset
  Securitization, L.L.C.
  5.17%                      03/19/99      25,000       24,723,550
------------------------------------------------------------------
Falcon Asset Securitization
  Corp.
  5.26%                      02/04/99       3,551        3,533,358
------------------------------------------------------------------
Monte Rosa Capital Corp.
  5.35%                      01/11/99      25,000       24,962,847
------------------------------------------------------------------
  5.32%                      01/21/99       7,000        6,979,310
------------------------------------------------------------------
  5.43%                      02/16/99      10,000        9,930,617
------------------------------------------------------------------
Preferred Receivables
  Funding Corp.
  5.33%                      01/13/99       5,000        4,991,117
------------------------------------------------------------------
  5.50%                      01/13/99       6,000        5,989,000
------------------------------------------------------------------
  5.25%                      03/11/99      15,000       14,849,062
------------------------------------------------------------------
  5.06%                      04/21/99      25,750       25,351,876
------------------------------------------------------------------
Variable Funding Capital
  5.10%                      01/20/99      40,000       39,892,334
------------------------------------------------------------------
                                                       228,524,304
------------------------------------------------------------------

AUTOMOBILES-1.12%

Ford Motor Credit Co.
  5.625%                     01/15/99      16,995       16,996,194
------------------------------------------------------------------

BANKS (DOMESTIC)-1.18%

First Chicago Financial
  Corp.
  5.26%                      02/19/99      18,000       17,871,130
------------------------------------------------------------------

BANKS (FOREIGN)-1.95%

UBS Finance (Delaware) Inc.
  4.85%                      04/05/99      30,000       29,620,083
------------------------------------------------------------------

BROADCAST MEDIA-0.91%

Scripps (E.W.) Co.
  4.98%                      04/13/99      14,000       13,802,460
------------------------------------------------------------------

BUSINESS CREDIT-1.62%

National Rural Utilities
  Cooperative Finance Corp.
  4.80%                      04/27/99      25,000       24,613,333
------------------------------------------------------------------

                                           PAR
                             MATURITY     (000)         VALUE
CHEMICALS-0.33%

Du Pont (E.I.) de Nemours
  and Co.
  5.08%                      02/05/99    $  5,000   $    4,975,306
------------------------------------------------------------------

FOOD PROCESSING-2.58%

Campbell Soup Co.
  5.45%                      01/14/99      10,000        9,980,319
------------------------------------------------------------------
  5.17%                      02/10/99      10,000        9,942,555
------------------------------------------------------------------
Cargill Inc.
  4.98%                      04/01/99      19,500       19,257,225
------------------------------------------------------------------
                                                        39,180,099
------------------------------------------------------------------

HOUSEHOLD PRODUCTS-0.40%

Colgate-Palmolive Co.
  4.85%                      04/22/99       6,200        6,107,284
------------------------------------------------------------------

INSURANCE (LIFE)-1.25%

Hancock (John) Capital
  Corp.
  5.35%                      01/22/99      19,000       18,940,704
------------------------------------------------------------------

INSURANCE (OTHER)-0.91%

Marsh & McLennan Companies,
  Inc.
  5.10%                      03/22/99      14,000       13,841,333
------------------------------------------------------------------

MACHINERY-0.33%

Caterpillar Financial
  Services Corp.
  5.10%                      02/04/99       5,000        4,975,917
------------------------------------------------------------------

MULTIPLE INDUSTRIES-1.64%

General Electric Capital
  Corp.
  5.05%                      04/06/99      25,000       24,666,840
------------------------------------------------------------------

OIL & GAS
  (INTEGRATED)-1.64%

Petrofina Delaware, Inc.
  5.36%                      01/22/99      25,000       24,921,833
------------------------------------------------------------------

TELEPHONE-0.59%

Bellsouth Capital Funding
  Corp.
  5.38%                      01/22/99       9,000        8,971,755
------------------------------------------------------------------
    Total Commercial Paper                             478,008,575
------------------------------------------------------------------

MASTER NOTE
  AGREEMENTS-9.23%

Citicorp Securities,
  Inc.(c)
  5.75%                      01/25/99      33,000       33,000,000
------------------------------------------------------------------
Merrill Lynch Mortgage
  Capital, Inc.(d)
  5.78%                      08/16/99      52,000       52,000,000
------------------------------------------------------------------
Morgan Stanley, Dean
  Witter, Discover & Co.(e)
  5.60%                      05/24/99      55,000       55,000,000
------------------------------------------------------------------
    Total Master Note
      Agreements                                       140,000,000
------------------------------------------------------------------

TAXABLE MUNICIPAL
  BONDS-3.35%

HEALTH CARE-0.66%

Jacksonville Florida Health
  Facilities; Hospital
  Series Revenue Bonds
  5.65%(f)                   08/15/19      10,000       10,000,000
------------------------------------------------------------------

                                           PAR
                             MATURITY     (000)         VALUE
HOSPITAL MANAGEMENT-2.03%

BMC Special Care
  Facilities; Revenue Bonds
  5.55%(f)                   11/15/29    $ 20,000   $   20,000,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Loyola
  University Health
  Systems); Revenue Bonds
  5.65%(f)                   07/01/24      10,800       10,800,000
------------------------------------------------------------------
                                                        30,800,000
------------------------------------------------------------------

MULTIPLE INDUSTRY-0.66%

Mississippi Business
  Finance Corp.
  (Mississippi Industrial
  Development); Revenue
  Bonds
  5.61%(f)                   02/01/23      10,000       10,000,000
------------------------------------------------------------------
    Total Taxable Municipal
      Bonds                                             50,800,000
------------------------------------------------------------------

TIME DEPOSITS-3.96%

Credit Communal de Belgique
  5.125%                     01/04/99      60,000       60,000,000
------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  SECURITIES-2.77%

Federal National Mortgage
  Association(g)
  4.696%                     06/02/99      32,000       32,000,000
------------------------------------------------------------------
Student Loan Marketing
  Association(g)
  4.848%                     02/08/99      10,000       10,000,180
------------------------------------------------------------------
    Total U.S. Government
      Agency Securities                                 42,000,180
------------------------------------------------------------------
    Total Investments
      (excluding repurchase
      agreements)                                      790,808,755
------------------------------------------------------------------

                                           PAR
                             MATURITY     (000)         VALUE
REPURCHASE
  AGREEMENTS-45.73%(h)
Barclays Capital Inc.(i)
  4.75%                      01/04/99    $ 50,000   $   50,000,000
------------------------------------------------------------------
Bear Stearns & Co., Inc.(j)
  4.85%                            --      55,000       55,000,000
------------------------------------------------------------------
CIBC Oppenheimer Corp.(k)
  5.05%                            --     100,000      100,000,000
------------------------------------------------------------------
Credit Suisse First Boston
  Corp.(l)
  5.00%                      01/04/99      50,000       50,000,000
------------------------------------------------------------------
Goldman, Sachs & Co.(m)
  4.80%                      01/04/99     300,000      300,000,000
------------------------------------------------------------------
SBC Warburg Dillon Read
  Inc.(n)
  4.75%                      01/04/99     138,804      138,803,265
------------------------------------------------------------------
    Total Repurchase
      Agreements                                       693,803,265
------------------------------------------------------------------
TOTAL INVESTMENTS-97.87%                             1,484,612,020(o)
------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-2.13%                                     32,384,637
------------------------------------------------------------------
NET ASSETS-100.00%                                  $1,516,996,657
------------------------------------------------------------------

Notes to Schedule of Investments:

(a) Interest rates are redetermined daily. Rate shown is the rate in effect on 12/31/98.
(b) Treasury bills and some commercial paper are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon three business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement generally upon two business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(e) Master Note Purchase Agreement may be terminated by either party upon three business days prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/98.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar days notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 12/31/98.
(g) Interest rates are redetermined weekly. Rates shown are rates in effect on 12/31/98.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 12/31/98 with a maturing value of $300,158,333. Collateralized by $297,134,000 U.S. Government obligations, 0% to 9.05% due 03/17/99 to 06/15/05 with an aggregate market value at 12/31/98 of $306,000,115.
(j) Open repurchase agreement entered into 12/31/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $354,763,000 U.S. Government obligations, 0% to 8.65% due 01/15/99 to 06/11/18 with an aggregate market value at 12/31/98 of $360,262,932.
(k) Open repurchase agreement entered into 12/31/98. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,105,835,904 U.S. Government obligations, 5.882% to 8.50% due 06/30/01 to 11/01/37 with an aggregate market value at 12/31/98 of $510,000,001.
(l) Joint repurchase agreement entered into 12/31/98 with a maturing value of $50,027,778. Collateralized by $153,487,893 U.S. Government obligations, 0.00% to 0.00% due 05/01/18 to 04/01/31 with an aggregate market value at 12/31/98 of $51,861,895.
(m) Joint repurchase agreement entered into 12/31/98 with a maturing value of $500,266,667. Collateralized by $484,139,000 U.S. Government obligations, 5.75% to 6.00% due 04/15/08 to 05/15/08 with an aggregate market value at 12/31/98 of $510,000,184.
(n) Joint repurchase agreement entered into 12/31/98 with a maturing value of $1,000,527,778. Collateralized by $2,207,068,000 U.S. Government
    obligations, 0% to 6.75% due 06/30/99 to 11/15/21 with an aggregate market value at 12/31/98 of $1,020,001,079.
(o) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1998

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)     $  790,808,755
----------------------------------------------------------
Repurchase agreements                          693,803,265
----------------------------------------------------------
Receivables for:
  Fund shares sold                             110,560,096
----------------------------------------------------------
  Interest                                       1,930,931
----------------------------------------------------------
Investment for deferred compensation plan           94,268
----------------------------------------------------------
Other assets                                       334,133
----------------------------------------------------------
    Total assets                             1,597,531,448
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                        78,432,704
----------------------------------------------------------
  Dividends                                        295,936
----------------------------------------------------------
  Deferred compensation plan                        94,268
----------------------------------------------------------
Accrued advisory fees                              584,365
----------------------------------------------------------
Accrued distribution fees                          937,106
----------------------------------------------------------
Accrued transfer agent fees                        190,412
----------------------------------------------------------
    Total liabilities                           80,534,791
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,516,996,657
----------------------------------------------------------

NET ASSETS:

AIM Cash Reserve Shares                     $1,179,071,674
==========================================================
Class B                                     $  310,534,240
==========================================================
Class C                                     $   27,390,743
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:
AIM Cash Reserve Shares                      1,179,046,939
==========================================================
Class B                                        310,522,285
==========================================================
Class C                                         27,390,325
==========================================================

AIM Cash Reserve Shares:
  Net asset value, offering and redemption
    price per share                         $         1.00
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $         1.00
==========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:

Interest                                      $59,499,145
---------------------------------------------------------
EXPENSES:
Advisory fees                                   5,891,106
---------------------------------------------------------
Administrative services fees                       71,394
---------------------------------------------------------
Custodian fees                                    121,851
---------------------------------------------------------
Distribution fees - Class A                     1,160,113
---------------------------------------------------------
Distribution fees - Class B                     1,767,568
---------------------------------------------------------
Distribution fees - Class C                       176,383
---------------------------------------------------------
Distribution fees - AIM Cash Reserve Shares     1,049,453
---------------------------------------------------------
Trustees' fees                                     19,516
---------------------------------------------------------
Transfer agent fees - Class A                     767,760
---------------------------------------------------------
Transfer agent fees - Class B                     292,385
---------------------------------------------------------
Transfer agent fees - Class C                      29,176
---------------------------------------------------------
Transfer agent fees - AIM Cash Reserve
  Shares                                          649,349
---------------------------------------------------------
Other                                             620,409
---------------------------------------------------------
    Total expenses                             12,616,463
---------------------------------------------------------
Less: Expenses paid indirectly                    (11,572)
---------------------------------------------------------
    Net expenses                               12,604,891
---------------------------------------------------------
Net investment income                          46,894,254
---------------------------------------------------------
Net realized gain from investments                  2,781
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $46,897,035
==========================================================

See Notes to Financial Statements.
                                                                               3

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   1998             1997
                                                              --------------    ------------
OPERATIONS:

  Net investment income                                       $   46,894,254    $ 37,026,961
--------------------------------------------------------------------------------------------
  Net realized gain from investments                                   2,781          19,347
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          46,897,035      37,046,308
--------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                        (20,797,936)    (15,420,950)
--------------------------------------------------------------------------------------------
  Class B                                                         (6,486,731)     (4,508,913)
--------------------------------------------------------------------------------------------
  Class C                                                           (628,599)        (81,245)
--------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                        (18,980,988)    (17,015,853)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (375,997,608)     88,133,325
--------------------------------------------------------------------------------------------
  Class B                                                        194,469,771      24,881,617
--------------------------------------------------------------------------------------------
  Class C                                                         19,103,703       8,286,622
--------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                        834,944,363      28,629,341
--------------------------------------------------------------------------------------------
    Net increase in net assets                                   672,523,010     149,950,252
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            844,473,647     694,523,395
--------------------------------------------------------------------------------------------
  End of period                                               $1,516,996,657    $844,473,647
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,516,959,549    $844,439,320
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investments                    37,108          34,327
--------------------------------------------------------------------------------------------
                                                              $1,516,996,657    $844,473,647
============================================================================================

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class B shares, Class C shares and AIM Cash Reserve Shares. The Fund formerly also offered Class A shares; however, on December 21, 1998 the Class A shares were reclassified as AIM Cash Reserve Shares. Class B shares and Class C shares are sold with a contingent deferred sales charge. AIM Cash Reserve Shares are sold at net asset value. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to provide as high a level of current income as is consistent with preservation of capital and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Dividends to shareholders are declared daily and are paid monthly.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% of the first $1 billion of the Fund's average daily net assets plus 0.50% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 1998, AIM was reimbursed $71,394 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency and shareholder services to the Fund. During the year ended December 31, 1998, the Fund paid AFS $904,191 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class B, Class C and the AIM Cash Reserve Shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class C shares and the AIM Cash Reserve Shares (the "Class C and Cash Reserve Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class C and Cash Reserve Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B, Class C or AIM Cash Reserve Shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the year ended December 31, 1998, the Class A, Class B, Class C, and AIM Cash Reserve Shares paid AIM Distributors $1,160,113, $1,767,568, $176,383 and $1,049,453,
respectively, as compensation under the Plans.
  AIM Distributors received commissions of $347,757 from sales of the former Class A shares of the Fund during the year ended December 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 1998, AIM Distributors received $905,887 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the year ended December 31, 1998, the Fund paid legal fees of $5,530 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the year ended December 31, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $11,563 and $9, respectively under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $11,572 during the year ended December 31, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 1998 and 1997 were as follows:

                                                                     1998                                  1997
                                                      -----------------------------------    ---------------------------------
                                                          SHARES              AMOUNT             SHARES            AMOUNT
                                                      ---------------    ----------------    --------------    ---------------
Sold:
  Class A*                                             12,526,260,894    $ 12,526,260,894     4,653,429,305    $ 4,653,429,305
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                 732,230,888         732,230,888       420,215,854        420,215,854
------------------------------------------------------------------------------------------------------------------------------
  Class C**                                               350,900,238         350,900,238        61,859,578         61,859,578
------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                               6,566,275,190       6,566,275,190     4,356,728,398      4,356,728,398
------------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A*                                                 15,630,817          15,630,817        13,299,323         13,299,323
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                   5,684,934           5,684,934         3,988,737          3,988,737
------------------------------------------------------------------------------------------------------------------------------
  Class C**                                                   536,206             536,206            75,390             75,390
------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                  15,456,154          15,456,154        13,807,718         13,807,718
------------------------------------------------------------------------------------------------------------------------------
Issued in connection with acquisitions***:
  Class A*                                                    135,276             135,276                --                 --
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                  72,923,588          72,923,588                --                 --
------------------------------------------------------------------------------------------------------------------------------
  Class C**                                                 5,548,897           5,548,897                --                 --
------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                                 117,682,745         117,682,745                --                 --
------------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A*                                            (12,918,024,595)    (12,918,024,595)   (4,578,595,303)    (4,578,595,303)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                (616,369,639)       (616,369,639)     (399,322,974)      (399,322,974)
------------------------------------------------------------------------------------------------------------------------------
  Class C**                                              (337,881,638)       (337,881,638)      (53,648,346)       (53,648,346)
------------------------------------------------------------------------------------------------------------------------------
  AIM Cash Reserve Shares                              (5,864,469,726)     (5,864,469,726)   (4,341,906,775)    (4,341,906,775)
------------------------------------------------------------------------------------------------------------------------------
                                                          672,520,229    $    672,520,229       149,930,905    $   149,930,905
==============================================================================================================================

* Class A shares were reclassified to AIM Cash Reserve Shares effective December 21, 1998.

** Class C shares commenced sales on August 4, 1997.

*** The Fund acquired AIM Advisor Cash Management Fund and AIM Dollar Fund on
    February 27, 1998 and December 21, 1998, respectively. The acquired funds' net assets as of the respective closing dates were $5,680,255 and $190,605,903, respectively. The net assets of the Fund immediately prior to each acquisition were $701,467,228 and $1,383,530,387, respectively.

NOTE 6-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during the period ended December 21, 1998 and each of the years in the four-year period ended December 31, 1997; for a share of Class B and AIM Cash Reserve Shares outstanding during each of the years in the five-year period ended December 31, 1998, and for a share of Class C outstanding during the year ended December 31, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                    CLASS A SHARES
                                                               ---------------------------------------------------------
                                                               DECEMBER 21,
                                                                   1998          1997       1996       1995       1994
                                                               ------------    --------   --------   --------   --------
Net asset value, beginning of period                             $   1.00      $   1.00   $   1.00   $   1.00   $   1.00
------------------------------------------------------------     --------      --------   --------   --------   --------
Income from investment operations:
 Net investment income                                             0.0436        0.0453     0.0433     0.0495     0.0337
------------------------------------------------------------     --------      --------   --------   --------   --------
Less distributions:
 Dividends from net investment income                             (0.0436)      (0.0453)   (0.0433)   (0.0495)   (0.0337)
------------------------------------------------------------     --------      --------   --------   --------   --------
Net asset value, date of reclassification                        $  (1.00)
============================================================     ========      ========   ========   ========   ========
Net asset value, end of period                                   $     --      $   1.00   $   1.00   $   1.00   $   1.00
============================================================     ========      ========   ========   ========   ========
Total return(b)                                                      4.44%         4.63%      4.42%      5.06%      3.43%
============================================================     ========      ========   ========   ========   ========
Ratios/supplemental data;
Net assets, end of period (000's omitted)                              --      $376,012   $287,905   $221,487   $148,886
============================================================     ========      ========   ========   ========   ========
Ratio of expenses to average net assets                              1.06%(c)      1.05%      1.07%      1.03%      0.97%(d)
============================================================     ========      ========   ========   ========   ========
Ratio of net investment income to average net assets                 4.46%(c)      4.55%      4.34%      4.91%      3.53%(d)
============================================================     ========      ========   ========   ========   ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges where applicable.
(c) Ratios are annualized and based on average net assets of $478,464,451.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.06% and 3.44%, respectively, for 1994.

                                                                                 CLASS B SHARES
                                                               ---------------------------------------------------
                                                                 1998       1997       1996      1995       1994
                                                               --------   --------   --------   -------   --------
Net asset value, beginning of period                           $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
------------------------------------------------------------   --------   --------   --------   -------   --------
Income from investment operations:
 Net investment income                                           0.0371(a)   0.0378    0.0360    0.0419     0.0259
------------------------------------------------------------   --------   --------   --------   -------   --------
Less distributions:
 Dividends from net investment income                           (0.0371)   (0.0378)   (0.0360)  (0.0419)   (0.0259)
------------------------------------------------------------   --------   --------   --------   -------   --------
Net asset value, end of period                                 $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
============================================================   ========   ========   ========   =======   ========
Total return(b)                                                    3.78%      3.84%      3.66%     4.27%      2.62%
============================================================   ========   ========   ========   =======   ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $310,534   $116,058   $ 91,148   $69,857   $ 33,999
============================================================   ========   ========   ========   =======   ========
Ratio of expenses to average net assets                            1.81%(c)     1.80%     1.81%    1.78%      1.78%(d)
============================================================   ========   ========   ========   =======   ========
Ratio of net investment income to average net assets               3.71%(c)     3.80%     3.60%    4.14%      3.14%(d)
============================================================   ========   ========   ========   =======   ========

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges where applicable.
(c) Ratios are based on average net assets of $176,756,795.
(d) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.87% and 3.05%, respectively, for 1994.

                                                 CLASS C SHARES                        AIM CASH RESERVE SHARES
                                              --------------------    ----------------------------------------------------------
                                                1998        1997         1998         1997        1996        1995        1994
                                              --------    --------    ----------    --------    --------    --------    --------
Net asset value, beginning of period          $   1.00    $   1.00    $     1.00    $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------   --------    --------    ----------    --------    --------    --------    --------
Income from investment operations:
  Net investment income                         0.0371(a)   0.0158        0.0453(a)   0.0456      0.0433      0.0493      0.0337
-------------------------------------------   --------    --------    ----------    --------    --------    --------    --------
Less distributions:
  Dividends from net investment income         (0.0371)    (0.0158)      (0.0453)    (0.0456)    (0.0433)    (0.0493)    (0.0337)
-------------------------------------------   --------    --------    ----------    --------    --------    --------    --------
Net asset value, end of period                $   1.00    $   1.00    $     1.00    $   1.00    $   1.00    $   1.00    $   1.00
===========================================   ========    ========    ==========    ========    ========    ========    ========
Total return(b)                                   3.78%       3.92%         4.62%       4.66%       4.41%       5.04%       3.42%
===========================================   ========    ========    ==========    ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $ 27,391    $  8,287    $1,179,072    $344,117    $315,470    $293,450    $359,952
===========================================   ========    ========    ==========    ========    ========    ========    ========
Ratio of expenses to average net assets           1.81%(c)    1.80%(d)      0.99%(c)    1.05%       1.08%       1.04%       0.99%(e)
===========================================   ========    ========    ==========    ========    ========    ========    ========
Ratio of net investment income to average
  net assets                                      3.71%(c)    3.80%(d)      4.53%(c)    4.55%       4.32%       4.92%       3.49%(e)
===========================================   ========    ========    ==========    ========    ========    ========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges where applicable and is annualized for periods less than one year.
(c) Ratios are based on average net assets of $17,638,255 and $419,781,232 for Class C and AIM Cash Reserve Shares, respectively.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of expenses and net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 1.08% and 3.40%, respectively, for 1994.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Money Market Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Funds Group), including the schedule of investments, as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of December 31, 1998, the results of its operations for the year then ended, the changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    KPMG LLP

                       Houston, Texas
                       February 5, 1999

                                                             Trustees & Officers

BOARD OF TRUSTEES                                   OFFICERS                                  OFFICE OF THE FUND
Charles T. Bauer                                    Charles T. Bauer                          11 Greenway Plaza
Chairman                                            Chairman                                  Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                                    Robert H. Graham
Bruce L. Crockett                                   President                                 INVESTMENT ADVISOR
Director
ACE Limited;                                        John J. Arthur                            A I M Advisors, Inc.
Formerly Director, President, and                   Senior Vice President and Treasurer       11 Greenway Plaza
Chief Executive Officer                                                                       Suite 100
COMSAT Corporation                                  Carol F. Relihan                          Houston, TX 77046
                                                    Senior Vice President and Secretary
Owen Daly II                                                                                  TRANSFER AGENT
Director                                            Gary T. Crum
Cortland Trust Inc.                                 Senior Vice President                     A I M Fund Services, Inc.
                                                                                              P.O. Box 4739
Edward K. Dunn Jr.                                  Dana R. Sutton                            Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;                Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                         CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and            Robert G. Alley
President, Mercantile Bankshares                    Vice President                            State Street Bank and Trust Company
                                                                                              225 Franklin Street
Jack Fields                                         Stuart W. Coco                            Boston, MA 02110
Chief Executive Officer                             Vice President
Texana Global, Inc.;                                                                          COUNSEL TO THE FUND
Formerly Member                                     Melville B. Cox
of the U.S. House of Representatives                Vice President                            Ballard Spahr
                                                                                              Andrews & Ingersoll, LLP
Carl Frischling                                     Karen Dunn Kelley                         1735 Market Street
Partner                                             Vice President                            Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel
                                                    Jonathan C. Schoolar                      COUNSEL TO THE TRUSTEES
Robert H. Graham                                    Vice President
President and Chief Executive Officer                                                         Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                         Renee A. Friedli                          919 Third Avenue
                                                    Assistant Secretary                       New York, NY 10022
Prema Mathai-Davis
Chief Executive Officer, YWCA of the U.S.A.,        P. Michelle Grace                         DISTRIBUTOR
Commissioner, New York City Dept. for               Assistant Secretary
the Aging; and member of the Board of Directors,                                              A I M Distributors, Inc.
Metropolitan Transportation Authority of            Jeffrey H. Kupor                          11 Greenway Plaza
New York State                                      Assistant Secretary                       Suite 100
                                                                                              Houston, TX 77046
Lewis F. Pennock                                    Nancy L. Martin
Attorney                                            Assistant Secretary                       AUDITORS

Ian W. Robinson                                     Ofelia M. Mayo                            KPMG LLP
Consultant; Formerly Executive                      Assistant Secretary                       700 Louisiana
Vice President and                                                                            Houston, TX 77002
Chief Financial Officer                             Lisa A. Moss
Bell Atlantic Management                            Assistant Secretary
Services, Inc.
                                                    Kathleen J. Pflueger
Louis S. Sklar                                      Assistant Secretary
Executive Vice President
Hines Interests                                     Samuel D. Sirko
Limited Partnership                                 Assistant Secretary

                                                    Stephen I. Winer
                                                    Assistant Secretary

                                                    Mary J. Benson
                                                    Assistant Treasurer

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                                MONEY MARKET FUNDS                      A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)               AIM Money Market Fund                   leadership in the mutual fund industry
AIM Blue Chip Fund                          AIM Tax-Exempt Cash Fund                since 1976 and managed approximately $109
AIM Capital Development Fund                                                        billion in assets for more than 6.2 million
AIM Constellation Fund                      INTERNATIONAL GROWTH FUNDS              shareholders, including individual investors,
AIM Mid Cap Equity Fund(2), (A)             AIM Advisor International Value Fund    corporate clients, and financial institutions,
AIM Select Growth Fund(3)                   AIM Asian Growth Fund                   as of December 31, 1998.
AIM Small Cap Growth Fund(2), (B)           AIM Developing Markets Fund(2)             The AIM Family of Funds--Registered Trademark
AIM Small Cap Opportunities Fund            AIM Europe Growth Fund(2)               is distributed nationwide, and AIM today is the
AIM Value Fund                              AIM European Development Fund           10th-largest mutual fund complex in the U.S. in
AIM Weingarten Fund                         AIM International Equity Fund           assets under management, according to Strategic
                                            AIM Japan Growth Fund(2)                Insight, an independent mutual fund monitor.
GROWTH & INCOME FUNDS                       AIM Latin American Growth Fund(2)
AIM Advisor Flex Fund                       AIM New Pacific Growth Fund(2)
AIM Advisor Large Cap Value Fund
AIM Advisor MultiFlex Fund                  GLOBAL GROWTH FUNDS
AIM Advisor Real Estate Fund                AIM Global Aggressive Growth Fund
AIM Balanced Fund                           AIM Global Growth Fund
AIM Basic Value Fund(2), (C)
AIM Charter Fund                            GLOBAL GROWTH & INCOME FUNDS
                                            AIM Global Growth & Income Fund(2)
INCOME FUNDS                                AIM Global Utilities Fund
AIM Floating Rate Fund(2)
AIM High Yield Fund                         GLOBAL INCOME FUND
AIM High Yield Fund II                      AIM Emerging Markets Debt Fund(2), (D)
AIM Income Fund                             AIM Global Government Income Fund(2)
AIM Intermediate Government Fund            AIM Global Income Fund
AIM Limited Maturity Treasury Fund          AIM Strategic Income Fund(2)

TAX-FREE INCOME FUNDS                       THEME FUNDS
AIM High Income Municipal Fund              AIM Global Consumer Products and Services Fund(2)
AIM Municipal Bond Fund                     AIM Global Financial Services Fund(2)
AIM Tax-Exempt Bond Fund of Connecticut     AIM Global Health Care Fund(2)
AIM Tax-Free Intermediate Fund              AIM Global Infrastructure Fund(2)
                                            AIM Global Resources Fund(2)
                                            AIM Global Telecommunications Fund(2)
                                            AIM Global Trends Fund(2), (E)

(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.